SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Nov. 30, 2013	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Unrecognized compensation cost	$ 48,573
Weighted-average period for unrecognized compensation cost to be recognized	3 years 7 months 6 days
IPO [Member]
Stockholders Equity Note [Line Items]
Proceeds from stock issuance, IPO		93,564
Sale of stock, price per share		$ 16.50
Shares issued during period, number of shares		5,712,446
Shares issued, price per share		$ 16.50
Underwriting discounts and commissions		7,306
Other offering expense		3,506
IPO [Member] | Shareholders [Member]
Stockholders Equity Note [Line Items]
Shares issued during period, number of shares		1,987,554
IPO [Member] | Underwriters [Member]
Stockholders Equity Note [Line Items]
Exercise of options, shares			613,340
Shares issued, price per share		$ 16.50
Number of shares purchasable by option.		1,155,000
Total value of options granted to underwriters.		$ 1,054
Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Exercise of options, shares	897,451
Employee Shares Incentive Plan ("the Plan") [Member] | Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Shares available for future grant	1,914,321